Debentures and Long-term Loans from Financial Institutions (Schedule of Debentures) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non- current liabilities
Debentures	₪ 2,911	₪ 2,360
Long-term loans from financial institutions	334	462
Non- current liabilities	3,245	2,822
Current liabilities
Current maturities of debentures	620	618
Current maturities of loans from financial institutions	128	78
Current liabilities	₪ (3,929)	₪ (3,556)	₪ (4,183)